Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On January 8, 2019 the Company announced a share buyback program of up to 1 million shares to be executed opportunistically during 2019 depending on cash commitments. All ordinary shares that are redeemed under the buyback program will be cancelled in accordance with the constitutional documents of the Company and the nominal value of these shares transferred to an undenoninated capital fund as required under Irish Company law.

On January 25, 2019 a subsidiary of the Company, ICON Laboratory Services Inc. acquired 100% of the equity share capital of MolecularMD Corp. The initial consideration on acquisition is $42 million.

The Company has evaluated subsequent events from the balance sheet date through March 1, 2019, the date at which the consolidated financial statements were available to be issued. The Company has determined that there are no items , other than the item described above, to disclose.